Provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of provisions [Line Items]
Balance at beginning of the year	$ 360,300	$ 300,700
Changes	80,584	77,910
Accretion expense	11,461	8,476
Reclassifications and others	2,006	(1,509)
Disbursements	(21,748)	(25,277)
Balance at end of the year	432,603	360,300
Classification by maturity [Abstract]
Current portion	62,075	53,900	$ 107,491
Non-current portion	370,528	306,400	$ 193,209
Closure of mining units and exploration projects [Member]
Disclosure of provisions [Line Items]
Balance at beginning of the year	316,918	259,366
Changes	75,510	73,090
Accretion expense	11,021	8,476
Reclassifications and others	1,054	(6,642)
Disbursements	(17,371)	(17,372)
Balance at end of the year	387,132	316,918
Classification by maturity [Abstract]
Current portion	32,279	25,758
Non-current portion	354,853	291,160
Environmental liabilities [Member]
Disclosure of provisions [Line Items]
Balance at beginning of the year	24,827	22,266
Changes	875	4,062
Accretion expense	440	0
Reclassifications and others	(1,054)	5,133
Disbursements	(3,824)	(6,634)
Balance at end of the year	21,264	24,827
Environmental contingencies [Member]
Disclosure of provisions [Line Items]
Balance at beginning of the year	5,510	3,689
Changes	3,604	2,987
Accretion expense	0	0
Reclassifications and others	849	0
Disbursements	(32)	(1,166)
Balance at end of the year	9,931	5,510
Safety contingencies [Member]
Disclosure of provisions [Line Items]
Balance at beginning of the year	4,666	4,963
Changes	(145)	(373)
Accretion expense	0	0
Reclassifications and others	547	0
Disbursements	(35)	76
Balance at end of the year	5,033	4,666
Labor contingencies [Member]
Disclosure of provisions [Line Items]
Balance at beginning of the year	4,286	3,824
Changes	407	643
Accretion expense	0	0
Reclassifications and others	498	0
Disbursements	(486)	(181)
Balance at end of the year	4,705	4,286
Tax contingencies [Member]
Disclosure of provisions [Line Items]
Balance at beginning of the year	1,948	2,991
Changes	923	(1,043)
Accretion expense	0	0
Reclassifications and others	42	0
Disbursements	0	0
Balance at end of the year	2,913	1,948
Obligations with communities [Member]
Disclosure of provisions [Line Items]
Balance at beginning of the year	790	1,838
Changes	(654)	(1,048)
Accretion expense	0	0
Reclassifications and others	42	0
Disbursements	0	0
Balance at end of the year	178	790
Other provisions [Member]
Disclosure of provisions [Line Items]
Balance at beginning of the year	1,355	1,763
Changes	64	(408)
Accretion expense	0	0
Reclassifications and others	28	0
Disbursements	0	0
Balance at end of the year	$ 1,447	$ 1,355